Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) - Dec. 31, 2021 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 349,496
Trade and other receivables	371,144
Inventories	403,887
Property, plant and equipment	683,207
Intangible assets	128,900
Others	237,766
Trade and other payables	(224,295)
Borrowings and bonds payables	(951,519)
Others	(148,723)
Fair value of identifiable net assets acquired	849,863
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	23,197
Trade and other receivables	5,732
Inventories	11,033
Property, plant and equipment	1,361,572
Intangible assets	290,757
Others	317,888
Trade and other payables	(133,278)
Borrowings and bonds payables	(1,371,395)
Others	(290,273)
Fair value of identifiable net assets acquired	215,233
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	108,718
Trade and other receivables	58,713
Inventories	229
Property, plant and equipment	525,048
Intangible assets	11,704
Others	99,112
Trade and other payables	(217,887)
Borrowings and bonds payables	(190,737)
Others	(63,708)
Fair value of identifiable net assets acquired	331,192
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	2,349,164
Trade and other receivables	4,434,296
Inventories	4,836,819
Property, plant and equipment	2,882,720
Intangible assets	1,541,155
Others	1,919,118
Trade and other payables	(4,575,720)
Borrowings and bonds payables	(356,417)
Others	(3,155,051)
Fair value of identifiable net assets acquired	9,876,084
ITGEU
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	68,719	$ 2,477
Trade and other receivables	41,832	1,508
Property, plant and equipment	94	3
Intangible assets	32	1
Others	2,828	102
Trade and other payables	(29,165)	(1,051)
Others	(858)	(31)
Fair value of identifiable net assets acquired	83,482	3,009
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	18,850	680
Trade and other receivables	40,671	1,466
Inventories	375,912	13,551
Property, plant and equipment	37,672	1,357
Intangible assets	368	14
Others	186,377	6,719
Trade and other payables	(214,883)	(7,746)
Others	(227,048)	(8,185)
Fair value of identifiable net assets acquired	$ 217,919	$ 7,856